Retirement Benefits - Textuals (Details) (USD $)			3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Qualified Pension Benefits [Member]	Jun. 30, 2012 Qualified Pension Benefits [Member]	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Dec. 31, 2009 Qualified Pension Benefits [Member]	Jun. 30, 2012 SERP Pension Benefits [Member]	Jun. 30, 2012 SERP Pension Benefits [Member]	Dec. 31, 2011 SERP Pension Benefits [Member]	Dec. 31, 2010 SERP Pension Benefits [Member]	Dec. 31, 2009 SERP Pension Benefits [Member]	Jun. 30, 2012 Other Benefit [Member]	Jun. 30, 2012 Other Benefit [Member]	Dec. 31, 2011 Other Benefit [Member]	Dec. 31, 2010 Other Benefit [Member]	Dec. 31, 2009 Other Benefit [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2011 Cash Balance Formula [Member] PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Final Average Earnings Formula PUGET SOUND ENERGY, INC.	Mar. 31, 2010 Prescription Drug Subsidy Tax Legislation [Member] Internal Revenue Service (IRS) [Member] PUGET SOUND ENERGY, INC.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 498,700,000	$ 479,800,000			$ 479,786,000	$ 526,469,000	$ 485,689,000			$ 0	$ 0	$ 0			$ 7,206,000	$ 8,288,000	$ 8,790,000	$ 479,786,000	$ 526,469,000	$ 485,689,000	$ 0	$ 0	$ 0	$ 7,206,000	$ 8,288,000	$ 8,790,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Gain (Loss)					(600,000)					(700,000)								(14,900,000)			(1,400,000)			200,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Prior Service Cost or Credit					2,000,000					0								1,600,000			(300,000)
Estimated Future Employer Contributions in Current Fiscal Year			18,800,000	18,800,000	22,800,000			6,100,000	6,100,000	6,100,000			900,000	900,000	900,000
Income tax expense																													800,000
Percentage of employees covered by plan calculation formula																											88.00%	12.00%
Defined Benefit Plan, Contributions by Employer			$ 5,700,000	$ 11,400,000	$ 5,000,000	$ 12,000,000		$ 400,000	$ 4,300,000	$ 2,687,000	$ 1,682,000		$ 100,000	$ 500,000	$ 943,000	$ 388,000		$ 5,000,000	$ 12,000,000		$ 2,687,000	$ 1,682,000		$ 943,000	$ 388,000